Revenue	3 Months Ended
Mar. 31, 2026
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended March 31,
(EUR’000)	2026	2025
Revenue
Commercial products	240,853	96,028
Services and clinical supply	5,110	3,524
Licenses	638	1,402
Total revenue	246,601	100,954
Specified per geographical area
United States (1)	209,076	73,633
Europe (2)	36,318	21,328
Rest of world (1)	1,207	5,993
Total revenue	246,601	100,954
(1)
Beginning with the year ended December 31, 2025, revenue related to the United States has been disclosed separately. Comparatives for the United States and Rest of world have been restated for comparative purposes.
(2)
For the three months ended March 31, 2026 and 2025, Denmark, the country of domicile, contributed €4.5 million and €2.4 million, respectively, of revenue.

Commercial Products

Revenue from sale of commercial products was as follows:

	Three Months Ended March 31,
(EUR’000)	2026	2025
Revenue from commercial products
YORVIPATH®	196,896	44,688
SKYTROFA®	43,957	51,340
Total revenue from commercial products	240,853	96,028

In the U.S., the Company has established an integrated organization to commercialize the Company’s approved Endocrinology Rare Disease products, YORVIPATH® , YUVIWEL®, and SKYTROFA®. In Europe, the Company has established its presence by building integrated organizations in select countries (“Europe Direct”), where the Company has launched YORVIPATH and SKYTROFA.

Beyond the U.S. and Europe Direct, the Company is expanding global reach for our Endocrinology Rare Disease products through exclusive sales and distribution agreements with geographic market leaders (“International Markets”) and under Strategic Collaborations. As of March 31, 2026, we have agreements covering over 75 countries.

YORVIPATH, YUVIWEL and SKYTROFA are approved by the U.S. Food and Drug Administration (“FDA”) and YORVIPATH and SKYTROFA are authorized by the European Commission (“EC”) and other regulatory agencies. The Company began selling YUVIWEL in the U.S. in the second quarter of 2026. The Company began selling YORVIPATH in Europe in the first quarter of 2024 and in the U.S. in December 2024. The Company began selling SKYTROFA in the U.S. in the fourth quarter of 2021 and in Europe in the third quarter of 2023.

Other Revenue

Other revenue is attributable to the Company’s Strategic Collaborations, and relates to Novo Nordisk A/S (“Novo Nordisk”), Eyconis, Inc. (“Eyconis”), Teijin Limited (“Teijin”) and VISEN Pharmaceuticals (“VISEN”).